Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet (Parentheticals) - As Restated [Member] - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020
Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet (Parentheticals) [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value	0.0001	0.0001	0.0001
Common stock, par value	0.0001	0.0001	0.0001
Class B Ordinary Shares [Member]
Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet (Parentheticals) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001